Subsequent Events (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Jan. 15, 2014 Subsequent Event [Member]	Mar. 11, 2014 Subsequent Event [Member] Restricted Stock [Member]	Jan. 15, 2014 Subsequent Event [Member] Unsecured Debt [Member]
Subsequent Event [Line Items]
Percent of securities purchased				55.10%
Principal amount validly tendered						$ 57,650,000
Debt amount						104,602,000
Amount to be received per $1,000				$ 1,000.00
Granted	0	10,000	0		625,750
Percent earned, maximum					150.00%